December 1, 2008
Supplement

SUPPLEMENT DATED DECEMBER 1, 2008 TO THE PROSPECTUS OF
MORGAN STANLEY SELECT DIMENSIONS INVESTMENT SERIES
THE BALANCED PORTFOLIO
CLASS X and CLASS Y
Dated May 1, 2008

The fifth and sixth paragraphs of the section of the Prospectus entitled “The Portfolio — Portfolio Management” are hereby deleted and replaced with the following:

Current members of the Taxable Fixed Income team jointly and primarily responsible for the day-to-day management of the Portfolio are W. David Armstrong and Sanjay Verma, each a Managing Director of the Investment Adviser.

Mr. Armstrong has been associated with the Investment Adviser in an investment management capacity since February 1998 and began managing the Portfolio in April 2005. Mr. Verma has been associated with the Investment Adviser in an investment management capacity since April 2008 and began managing the Portfolio in November 2008. Prior to April 2008, Mr. Verma was the co-head of Rates Trading for Morgan Stanley from 2003-2008.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

LIT SPT SD BA 12/08

December 1, 2008
Supplement

SUPPLEMENT DATED DECEMBER 1, 2008 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
MORGAN STANLEY SELECT DIMENSIONS INVESTMENT SERIES
Dated May 1, 2008

The fourth and sixth paragraphs of the section of the Statement of Additional Information entitled “V. Investment Advisory and Other Services — F. Fund Management — Other Accounts Managed by the Portfolio Managers — With respect to the Balanced Portfolio” are hereby deleted and replaced with the following:

As of October 31, 2008:

Sanjay Verma managed 10 registered investment companies with a total of approximately $2.8 billion in assets; no pooled investment vehicles other than registered investment companies; and four other accounts (including separate accounts managed under certain “wrap fee programs”) with a total of approximately $207.0 million in assets.

***

The section of the Statement of Additional Information entitled “V. Investment Advisory and Other Services — F. Fund Management — Securities Ownership of Portfolio Managers — With respect to the Balanced Portfolio” is hereby revised to delete all references to Steven K. Kreider and Stefania Perrucci and replace with the following:

As of October 31, 2008, the dollar range of securities beneficially owned by the portfolio manager in the Fund is shown below:

Sanjay Verma:	None

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.